Lord Abbett

Tax-Free Income Trust

Florida Series o Pennsylvania Series
Michigan Series o Georgia Series

SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED APRIL 30, 2000

[GRAPHIC OMITTED]

A fund to help you keep more of your investment income

[LOGO]

                                    Visit our
                                Web Site and get
                            up-to-date statistics and
                           other useful information at
                               www.lordabbett.com

Report to Shareholders

For the Six Months Ended April 30, 2000

[PHOTO]

Robert S. Dow

Chairman

May 5, 2000



Lord, Abbett & Co. is proud to announce we have received a DALBAR award for providing consistently good service to shareholders, the 1999 Key Honors Award for Mutual Fund Service. DALBAR, Inc., an independent research firm and evaluator of mutual fund service, presents the awards to financial services firms that provide consistently solid service to clients.



     Lord Abbett Tax-Free Income Trust completed the first six months of its fiscal year on April 30, 2000 with aggregate net assets of $265 million. Please see page 1 of this report for individual net assets and performance of each Series.

     The six-month period ending April 30, 2000 proved to be a volatile time for tax-free (municipal or muni) bonds. Due in part to issuers' and investors' concerns about the onset of the Year 2000, late 1999 was characterized by low issuance of new bonds and heavy selling for tax reasons. These conditions drove the prices on most tax-free bonds down to discount levels. Since bond yields move in the opposite direction of their prices, yields on tax-free bonds rose, and became even more attractive relative to those of Treasury(1) securities of similar maturities.

     By the end of the first quarter of 2000, however, the municipal bond market began to experience a turnaround. Yields on longer-maturity tax-free bonds began to fall somewhat due to a shortage of supply, lower yields in the taxable bond market and volatility in the equity markets. All of these conditions helped push money into the tax-free bond market, particularly among retail investors. In April, the overall tone of the market changed a bit when interest rates backed up slightly, causing selling pressure in the tax-free bond market. Throughout the period, the taxable equivalent yield of longer-maturity municipals remained extremely attractive relative to Treasurys.

     High Credit Quality Maintained

     In light of these conditions, the Fund performed well over the past six months. During that time, we maintained the high credit quality of the portfolios. We also increased our allocation to tax-free bonds that we identified as being likely candidates for pre-refunding. Pre-refunded bonds, which typically have coupons that are higher than current market rates, are bonds that have been refinanced, or "prepaid" by the proceeds of a second bond issue. The proceeds of this second issuance are used to "call" or pay off the original issue at its first call date. Until that time, the monies are held in escrow and are usually invested in U.S. Treasurys. As a result, pre-refunded bonds have virtually no default risk. Typically, when a bond becomes pre-refunded it appreciates in value because of its higher credit quality and, if the bond is selling at a discount, due to its shortened maturity. Our focus on candidates for pre-refunding helped boost the Fund's income. In addition, if the economy slows and interest rates drop, appreciation associated with pre-refunded bonds will aid portfolio returns. We believe now could be an ideal time for investors to "lock in" attractive taxable equivalent yields at relatively lower prices and enjoy the potential for favorable total returns.

     Real Value in Tax-Free Bond Funds

     We believe tax-free bond mutual funds will likely continue to offer investors real value over the next several months. As we move into the second half of 2000, we may selectively add deep discount bonds to some of your portfolios. Discount bonds are bonds that sell at prices considerably below par and offer attractive total returns in a falling interest rate environment. While we will continue to keep the average credit quality of your portfolios high, we may also consider select lower-rated, investment grade tax-free bonds. The rates currently offered by these securities are generally the highest they have been in five or six years, relative to higher grade debt.

     Thank you for making the Lord Abbett Tax-Free Income Trust part of your diversified investment portfolio. We look forward to helping you attain your financial goals in the years ahead.

(1) Unlike with U.S. Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S. Government.

     RISK: All or a portion of the income derived from this portfolio may be subject to the Federal Alternative Minimum Tax. The Fund has the ability to invest in derivatives, including options, financial futures, options on financial futures and residual interest bonds (also known as "inverse floaters"). These instruments involve special risks, which include but are not limited to: risk of loss of principal due to potential illiquidity, risks arising from margin requirements and related leverage factors, and the risk of extreme volatility, sometimes associated with residual interest bonds and their variable interest rate structure.

     Fund Facts

     On April 30, 2000, the portfolios in Lord Abbett Tax-Free Income Trust were invested in a wide variety of high-quality issues.

     Lord Abbett's Focus on Quality (1)

All tax-free portfolios managed by Lord Abbett emphasize:

o    High quality

o    Total return potential

o    Call protection
-------------------------------------------------------------------------------
[GRAPHIC OMITTED]

Florida Series
AAA  76.3%
AA    8.3%
A     8.6%
BBB   3.0%
Other 3.8%

Michigan Series
AAA  83.5%
AA    5.5%
A     1.8%
BBB   6.0%
Other 3.8%

Pennsylvania Series
AAA  76.6%
AA    4.3%
A    11.8%
BBB   7.3%

Georgia Series
AAA  71.4%
AA    4.5%
A    11.3%
BBB   8.0%
Other 4.8%

-------------------------------------------------------------------------------
Lord Abbett's Tax-Free Record and SEC-Required Information

                                                    Florida    Pennsylvania   Michigan       Georgia
                                                   Series(2)      Series       Series       Series(3)

-------------------------------------------------------------------------------------------------------
Date of Inception                                    9/25/91      2/3/92       12/1/92      12/27/94
Net Assets (in millions)                              $98          $90           $45           $28
Distribution Rate at Net Asset Value
(as of 4/30/00)(4)                                   5.09%        5.26%         5.31%         5.34%

-------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return
at Net Asset Value (as of 4/30/00)(5):
  1 Year                                            -4.64%       -3.49%        -2.77%        -2.79%
  3 Years                                            3.31%        4.19%         4.23%         5.04%
  5 Years                                            4.21%        5.11%         5.29%         6.00%
  Life of Series                                     5.18%        5.90%         5.72%         6.83%
30-Day SEC Yield(6) (as of 4/30/00)                  4.38%        4.65%         4.83%         5.33%

-------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at the
Maximum Offering Price (as of 3/31/00)(5):
  1 Year                                            -6.50%       -5.70%        -4.70%        -5.40%
  5 Years                                            3.71%        4.70%         4.80%         5.42%
  Life of Series                                     4.96%        5.64%         5.43%         6.38%



The results quoted above represent past performance for Class A shares, which is no indication of future results. The investment return and principal value of a Series investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 3.25%.

(1) Includes holdings that are not rated by an independent ratings service but are, in Lord Abbett's opinion, of comparable quality.

(2) Data shown represents Class A share performance. For Florida Series Class C share performance, please see the Series' Financial Highlights table on page 13. For a full discussion of the differences in pricing alternatives, please refer to the Trust's current prospectus.

(3) Returns and yield for Tax-Free Income Trust - Georgia Series reflect a voluntary waiver of Lord, Abbett & Co.'s management fee. Absent this waiver, the Fund's returns and yield would have been lower. Lord, Abbett & Co. may revise or terminate this waiver at any time.

(4) Dividend Distribution Rate at Net Asset Value: The dividend distribution rate is calculated by dividing the annualized dividend per share of a class derived from net investment income during the month ended April 30, 2000 by the net asset value on the last day of that period.

(5) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Federal Alternative Minimum Tax liability for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and local taxes (if any) may be applicable to that portion of interest income derived from taxable sources.

(6) 30-Day SEC Yield: The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended April 30, 2000 by the maximum offering price per share on the last day of that period.

     Important Information

     Each portfolio may invest up to 20% of its net assets in residual interest bonds ("RIBs"). A RIB, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds. If used as sales material after 6/30/00, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

                               Statement of Net Assets (unaudited)
                               FLORIDA SERIES APRIL 30, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 1.98%             Miami-Dade Cnty FL Ed Fac Auth Rev Ser A AMBAC+ 6.00% 4/1/2023        AAA        $ 2,000     $ 2,035,000
----------------------------------------------------------------------------------------------------------------------==============
Finance 3.04%               Puerto Rico Muni Fin Agy Ser A 6   1/2% 7/1/2019                      AAA          2,915       3,126,338
----------------------------------------------------------------------------------------------------------------------==============
General Obligation          Florida St Bd Ed Cap Outlay Pub Ed Ser D 5  1/8% 6/1/2015             AA+          2,000       1,905,000
18.21%                      Florida St Bd Ed Cap Outlay Pub Ed Ser B 5 7/8% 6/1/2020              AA+          2,000       2,010,000
                            Puerto Rico Comwlth RIBs 7.00% 7/1/2029++                            AAA*          2,000       2,047,500
                            Puerto Rico Comwlth Pub Impt 4   1/2% 7/1/2023                          A            500         401,250
                            Puerto Rico Comwlth Pub Impt MBIA+ 4  3/4% 7/1/2023                   AAA          1,500       1,273,125
                            Puerto Rico Comwlth Pub Impt MBIA+ 5 3/4% 7/1/2026                    AAA         10,000       9,925,000
                            Puerto Rico Comwlth RIBs MBIA+ 7.49% 7/1/2008++                       AAA          1,100       1,153,625
                            Total                                                                                         18,715,500
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 6.29%            Atlantic Beach FL Hlth Care Fac Rev Fleet Landing Proj
                            ACA+ 5   1/2% 10/1/2012                                                 A          1,165       1,140,244
                            Atlantic Beach FL Hlth Care Fac Rev Fleet Landing Proj
                            ACA+ 5 5/8% 10/1/2013                                                    A         1,000         990,000
                            Charlotte Cnty FL Hlth Care Fac Rev RIBs FSA+ 7.67% 8/26/2027++       AAA          3,000       3,007,500
                            Halifax Hosp Med Ctr FL Hlth Care Fac Rev Halifax Mgmt Sys Ser A
                            ACA+ 5.20% 4/1/2018                                                     A          1,000         886,250
                            Suwannee Cnty FL Hlth Care Advent Christian Vlg Inc
                            ACA+ 5   1/4% 4/1/2019                                                  A           500          436,250
                            Total                                                                                          6,460,244
----------------------------------------------------------------------------------------------------------------------==============
Housing 4.00%               Broward Cnty FL Hsg Fin Auth Multi Fam Rev Bridgewtr Ser A
                            AMT+++ 5.35% 10/1/2023                                                  A            980         883,225
                            Dade Cnty FL Hsg Fin Auth Sing Fam Mtg Rev Ser E
                            GNMA/FNMA+ 7.00% 3/1/2024                                             Aaa             35          35,831
                            Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT+++ 6.40% 3/1/2029       Aaa          1,835       1,912,987
                            Miami Dade Cnty FL Hsg Fin Auth Multi Fam Rev Villa Esperanza Apt Proj
                            AMT+++ 5.45% 10/1/2038                                                  A          1,250       1,112,500
                            Orange Cnty FL Hsg Fin Auth Ser A-1 GNMA/FNMA+ AMT+++
                            Zero Coupon 3/1/2028                                                  Aaa            985         163,756
                            Total                                                                                          4,108,299
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous 10.68%        Brevard Cnty FL Sales Tax Rev MBIA+ 7.00% 12/1/2018                   AAA          1,000       1,047,500
                            Florida Muni Ln Council Rev Zero Coupon 4/1/2020                      AAA          4,000       1,210,000
                            Lynn Haven FL Cap Impt Rev MBIA+ 5   1/2% 12/1/2032                   AAA          1,165       1,099,469
                            Miami Dade Cnty FL Sp Oblig Sub Ser B 5.00% 10/1/2037                 AAA          1,500       1,263,750
                            Miami-Dade Cnty FL Sp Oblig Sub Ser A MBIA+ Zero Coupon 10/1/2024     AAA         17,875       3,932,500
                            Miami-Dade Cnty FL Sp Oblig Sub Ser B MBIA+ Zero Coupon 10/1/2033     AAA         10,000       1,237,500
                            Orange Cnty FL Tourist Dev Tax Rev AMBAC+ 6.00% 10/1/2016             AAA            710         711,370
                            Tampa FL Sports Auth Rev Tampa Bay Arena Proj MBIA+ 6.00% 10/1/2015   AAA            450         475,313
                            Total                                                                                         10,977,402
----------------------------------------------------------------------------------------------------------------------==============

2



                            Statement of Net Assets (unaudited)
                            FLORIDA SERIES APRIL 30, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Pollution 9.67%             Citrus Cnty FL Poll Ctrl Rev FL Pwr Corp MBIA+ 6 5/8% 1/1/2027        AAA        $ 5,740     $ 5,919,375
                            Hillsborough Cnty FL Ind Dev Auth Poll Ctrl Rev
                            Tampa Elec 8.00% 5/1/2022                                              AA          2,500       2,706,250
                            Jacksonville FL Poll Rev Anheuser-Busch Proj 5.70% 8/1/2031            A+          1,400       1,314,250
                            Total                                                                                          9,939,875
----------------------------------------------------------------------------------------------------------------------==============
Power 3.86%                 Gainesville FL Util Sys Rev Ser A 5.20% 10/1/2022                      AA          2,000       1,832,500
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser EE 4 3/4% 7/1/2024             BBB+          2,545       2,131,438
                            Total                                                                                          3,963,938
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 24.51%          Bay Cnty FL Hosp Sys Rev Bay Med Ctr Proj 8.00% 10/1/2019             AAA            500         565,625
                            Dade Cnty FL Sch Bd Ser B 5.60% 8/1/2026                              AAA          4,000       4,150,000
                            Dunedin FL Hosp Rev Mease Hlth Care MBIA+ 6 3/4% 11/15/2021           AAA          1,000       1,050,000
                            Florida St Jacksonville Transn 6.40% 7/1/2016                         AAA          5,600       5,838,000
                            Manatee Cnty FL Pub Util Rev Ser 91-A MBIA+ 6 3/4% 10/1/2013          AAA          1,000       1,047,500
                            Melbourne FL Wtr & Swr Rev Ser B FGIC+ 6.40% 10/1/2022                AAA          1,700       1,748,025
                            Okeechobee FL Util Auth Sys Rev Acquisition & Impt
                            MBIA+ 5.60% 10/1/2025                                                 AAA            200         208,750
                            Orlando & Orange Cnty Expwy Auth FL Expwy Rev FGIC+ 6 1/2% 7/1/2020   AAA            395         404,302
                            Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 7.69% 7/1/2023++          AAA          1,500       1,610,625
                            Puerto Rico Tel Auth Rev RIBs MBIA+ 6.64% 1/25/2007++                 AAA          3,000       3,127,500
                            Tampa FL Rev Allegany Hlth Sys St Joseph MBIA+ 6.70% 12/1/2018        AAA          5,000       5,437,500
                            Total                                                                                         25,187,827
----------------------------------------------------------------------------------------------------------------------==============
Transportation 9.66%        Dade Cnty FL Seaport MBIA+ 5 1/8% 10/1/2026                           AAA          2,235       2,003,118
                            Jacksonville FL Port Auth Arpt Rev Ser A
                            FGIC+ AMT+++ 6 1/4% 10/1/2024                                         AAA          1,000       1,015,000
                            Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Toll Sys Rev
                            FGIC+ 6 3/8% 7/1/2029                                                 AAA          1,250       1,312,500
                            Pensacola FL Arpt Rev Ser A MBIA+ AMT+++ 6 1/8% 10/1/2018             AAA          1,250       1,282,813
                            Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A 4 3/4% 7/1/2038  A          2,000       1,617,500
                            Santa Rosa Bay FL Bdg Auth Rev Zero Coupon 7/1/2015                   BB+          3,140       1,134,325
                            Santa Rosa Bay FL Bdg Auth Rev Zero Coupon 7/1/2022                   BB+          3,000         641,250
                            Santa Rosa Bay FL Bdg Auth Rev 6 1/4% 7/1/2028                       Baa3          1,000         926,250
                            Total                                                                                          9,932,756
----------------------------------------------------------------------------------------------------------------------==============
Water/Sewer 7.19%           Clearwater FL Wtr & Swr Rev FGIC+ Zero Coupon 12/1/2014               AAA          1,900         800,375
                            Dade Cnty Fla Wtr & Swr Sys 5 1/2% 10/1/2025                          AAA          2,050       1,952,625
                            Miami-Dade Cnty FL Wtr & Swr Rev Ser A FGIC+ 5.00% 10/1/2029          AAA          1,000         862,500
                            Tampa Bay Wtr FL Util Sys Rev FGIC+ 6.00% 10/1/2024                   AAA          2,000       2,035,000
                            Tampa Bay Wtr FL Util Sys Rev Ser B FGIC+ 4 3/4% 10/1/2027            AAA          2,100       1,745,625
                            Total                                                                                          7,396,125
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 99.09% (Cost $102,199,605)                                             101,843,304
----------------------------------------------------------------------------------------------------------------------==============

                                                                                                                                  3


                            Statement of Net Assets (unaudited)
                            FLORIDA SERIES APRIL 30, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities .91%
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                  $    3,300,990
====================================================================================================================================
Receivables for:            Securities sold                                                                                5,014,775
                            Interest                                                                                       1,274,403
                            Capital stock sold                                                                                 5,898
                            Total Other Assets                                                                             9,596,066
----------------------------------------------------------------------------------------------------------------------==============
Payables for:               Securities purchased                                                                           7,456,608
                            Dividends                                                                                        356,116
                            Capital stock reacquired                                                                         608,993
                            Other                                                                                            239,713
                            Total Liabilities                                                                              8,661,430
----------------------------------------------------------------------------------------------------------------------==============
                            Total Other Assets, Less Liabilities                                                             934,636
====================================================================================================================================
Net Assets 100.00%                                                                                                      $102,777,940
====================================================================================================================================

                            Class A Shares-Net asset value ($97,694,720 / 21,792,643 shares outstanding)                       $4.48
                            Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)          $4.63
                            Class C Shares-Net asset value ($5,083,220 / 1,132,441 shares outstanding)                         $4.49

                         *  This security has not been rated by an independent ratings service, but is, in Lord Abbett's opinion, of comparable quality.

                         +  Insured or guaranteed by the indicated  municipal bond insurance  corporation or federal agency.  See page 10 for Glossary of Terms.

                         ++ The interest rate is subject to change periodically and inversely to the prevailing  market rate. The interest  rate  shown is the rate in effect at April 30,  2000.  See page 2 for  additional important information.

                         +++Income from these investments may be subject to the Alternative Minimum Tax (AMT).


                            See Notes to Financial Statements.


                            Statement of Net Assets (unaudited)
                            PENNSYLVANIA SERIES APRIL 30, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 14.51%            Delaware Cnty PA Auth Univ Rev Villanova Univ AMBAC+ 5.80% 8/1/2025   AAA         $1,600     $ 1,564,000
                            Gettysburg PA Muni Auth College Rev Gettysburg College Ser B
                            AMBAC+ 4 3/4% 8/15/2018                                               AAA          1,200       1,032,000
                            Montgomery Cnty PA Ind Dev Auth Rev Hill Sch Proj 5.35% 8/15/2027     Aaa          2,250       2,044,688
                            New Wilmington PA Muni Auth Rev Westminster College
                            ACA+ 5.35% 3/1/2028                                                     A          1,000         871,250
                            Pennsylvania St Higher Ed Assistance Agy Student Ln Rev
                            RIBs AMBAC+ AMT+++ 7.85% 3/1/2022++                                   AAA          3,000       3,150,000
                            Pennsylvania St Higher Ed Fac Auth Bryn Mawr College
                            AMBAC+ 5 1/8% 12/1/2029                                               AAA          1,400       1,223,250
                            Pennsylvania St Higher Ed Fac Auth Drexel Univ 6.00% 5/1/2029          A-          1,000         981,250
                            Pennsylvania St Higher Ed Fac Auth Ser A MBIA+ 6 5/8% 8/15/2009       AAA            325         342,875
                            Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A
                            FSA+ 5.00% 8/1/2029                                                   AAA            500         421,250
                            Puerto Rico Ind Tourist Ed Med & Envr Ctrl Fac Ana G Mendez Univ Sys
                            5 3/8% 2/1/2029                                                       BBB          1,000         873,750
                            State Pub Sch Bldg Auth PA College Rev College Rev
                            AMBAC+ Zero Coupon 7/15/2013                                          AAA            295         137,912
                            State Pub Sch Bldg Auth PA College Rev College Rev
                            AMBAC+ Zero Coupon 7/15/2014                                          AAA            295         128,325
                            State Pub Sch Bldg Auth PA College Rev College Rev
                            AMBAC+ Zero Coupon 7/15/2015                                          AAA            295         119,106
                            State Pub Sch Bldg Auth PA College Rev College Rev
                            AMBAC+ Zero Coupon 7/15/2016                                          AAA            295         110,994
                            Total                                                                                         13,000,650
----------------------------------------------------------------------------------------------------------------------==============
Finance 7.19%               Delaware VY PA Regl Fin Auth Loc Govt Rev Ser A
                            AMBAC+ 5 1/2% 8/1/2028                                                AAA          5,500       5,204,375
                            Delaware VY PA Regl Fin Auth Loc Govt Rev Ser C
                            AMBAC+ 7 3/4% 7/1/2027                                                AAA          1,000       1,238,750
                            Total                                                                                          6,443,125
----------------------------------------------------------------------------------------------------------------------==============
General Obligation          Lancaster PA Ser A FGIC+ 4 1/2% 5/1/2028                              AAA          1,950       1,528,313
12.44%                      Philadelphia PA Sch Dist Ser B AMBAC+ 5 3/8% 4/1/2027                 AAA          1,000         925,000
                            Philadelphia PA Sch Dist Ser C MBIA+ 5 1/2% 3/1/2024                  AAA          1,000         940,000
                            Puerto Rico Comwlth MBIA+ 5.00% 7/1/2024                              AAA          1,000         883,750
                            Puerto Rico Comwlth FSA+ 5.00% 7/1/2027                               AAA            500         438,125
                            Puerto Rico Comwlth Pub Impt 4 1/2% 7/1/2023                            A          2,000       1,605,000
                            Puerto Rico Comwlth Ser A 6.00% 7/1/2014                                A          1,000       1,027,500
                            Ridley PA Sch Dist FGIC+ 5.00% 11/15/2029                             AAA          2,000       1,710,000
                            Spring-Ford Area Sch Dist PA FGIC+ 4 3/4% 3/1/2025                    Aaa          1,500       1,239,375
                            West Mifflin PA Area Sch Dist FGIC+ 4 7/8% 2/15/2023                  AAA          1,000         850,000
                            Total                                                                                         11,147,063
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 11.30%           Chester Cnty PA Hlth & Ed Fac Auth Hlth Sys Rev IRS
                            RIBs AMBAC+ 7.32% 5/15/2020++                                         AAA          2,600       2,453,750
                            Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr
                            ACA+ 5 3/8% 12/1/2018                                                   A          1,000         900,000
                            Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr
                            ACA+ 5.30% 12/1/2027                                                    A          1,000         855,000
                            Northeastern PA Hosp & Ed Auth Sch Rev Wyo Seminary Proj
                            MBIA+ 4 3/4% 10/1/2028                                                AAA          1,500       1,207,500
                            Pottsville PA Hosp Auth Hosp Rev Hosp & Warne Clinic
                            ACA+ 5 5/8% 7/1/2024                                                    A            500         451,875
                            Puerto Rico Ind Tourist Ed Mutuo Oblig Group Ser A
                            MBIA+ 6 1/4% 7/1/2024                                                 AAA            850         868,063
                            Sayre PA Hlth Care Fac Auth Rev Tioga Nursing Fac Ser A
                            AMBAC+ 7 1/4% 10/1/2018                                               AAA          1,500       1,532,865
                            Scranton-Lackawanna PA Hlth & Welfare Auth Rev Hosp Moses Taylor
                            Hosp Proj 6.20% 7/1/2017                                             BBB-          1,055         920,487
                            York Cnty PA Hosp Auth Rev York Hosp AMBAC+ 5 1/4% 7/1/2017           AAA          1,000         933,750
                            Total                                                                                         10,123,290
----------------------------------------------------------------------------------------------------------------------==============

                                                                                                                                   5


                            Statement of Net Assets (unaudited)
                            PENNSYLVANIA SERIES APRIL 30, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Housing 4.19%               Pennsylvania Hsg Fin Agy Sing Fam Mtg Ser 41-B AMT+++ 6.65% 4/1/2025  AA+         $  990     $ 1,009,800
                            Pennsylvania Hsg Fin Agy Sing Fam Mtg Ser 42 AMT+++ 6.85% 4/1/2025    AA+          1,980       2,041,875
                            Pennsylvania Hsg Fin Agy Sing Fam Mtg Ser 59-A AMT+++ 5.80% 10/1/2029 AA+            750         704,063
                            Total                                                                                          3,755,738
----------------------------------------------------------------------------------------------------------------------==============
Industrial 1.40%            Bradford Cnty PA Ind Dev Auth Intl Paper Co Proj Ser A
                            AMT+++ 6.60% 3/1/2019                                                BBB+          1,250       1,256,250
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous 3.81%         Philadelphia PA Auth Ind Dev Rev Ed Cmnty Foreign Med Grads
                            MBIA+ 5.00% 6/1/2015                                                  AAA            500         453,124
                            Philadelphia PA Auth Ind Dev Rev Natl Bd Med Examiners
                            MBIA+ 4.60% 5/1/2012                                                  AAA          1,000         911,250
                            Philadelphia PA Pkg Auth Rev Ser A AMBAC+ 5 1/4% 2/15/2029            AAA            180         160,650
                            Pittsburgh & Allegheny Cnty PA Hotel Room AMBAC+ 5.00% 2/1/2024       AAA          1,000         868,750
                            Washington Cnty PA Auth Rev Cap Fdg Rev Proj & Equip Prog
                            AMBAC+ 6.15% 12/1/2029                                                AAA          1,000       1,022,500
                            Total                                                                                          3,416,274
----------------------------------------------------------------------------------------------------------------------==============
Pollution 2.78%             Allegheny Cnty PA Ind Dev Auth Rev Envr Impt USX Proj
                            6.10%  7/15/2020                                                      BBB          1,000         927,500
                            York Cnty PA Ind Dev Auth Poll Ctrl Rev Pub Svc Elec & Gas Ser A
                            MBIA+ 6.45% 10/1/2019                                                 AAA          1,475       1,567,187
                            Total                                                                                          2,494,687
----------------------------------------------------------------------------------------------------------------------==============
Power 3.69%                 Pennsylvania Econ Dev Recov Rev North Hampton Gen Ser A
                            AMT+++ 6.60% 1/1/2019                                                BBB-          1,500       1,428,750
                            Philadelphia PA Gas Wks Rev First Ser B FSA+ 5.00% 7/1/2028           AAA          1,000         857,500
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser X 6.00% 7/1/2015               BBB+          1,000       1,016,250
                            Total                                                                                          3,302,500
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 26.29%          Bethlehem PA Area Sch Dist MBIA+ 6.00% 3/1/2016                       AAA          1,000       1,046,250
                            Burrell PA Sch Dist FGIC+ 5.65% 11/15/2016                            AAA          1,500       1,543,125
                            Lycoming Cnty PA MBIA+ 5.80% 11/15/2022                               AAA          3,050       3,179,625
                            North Penn PA Wtr Auth FGIC+ 7.00% 11/1/2024                          AAA          1,150       1,250,625
                            Northeastern PA Hosp & Ed Auth Luzerne Cnty Cmnty College
                            AMBAC+ 6 5/8% 8/15/2015                                               AAA          2,000       2,132,500
                            Pennsylvania Conv Ctr Auth Rev Ser A FGIC+ 6.70% 9/1/2016             AAA            855         954,394
                            Pennsylvania Intergovt Coop Auth Sp Tax Rev Funding Prog
                            FGIC+ 6 3/4% 6/15/2021                                                AAA          2,000       2,152,500
                            Philadelphia PA Gas Wks Rev 12th Ser B MBIA+ 7.00% 5/15/2020          AAA          2,220       2,528,025
                            Puerto Rico Comwlth MBIA+ 6.45% 7/1/2017                              AAA            700         750,750
                            Puerto Rico Comwlth 6.45% 7/1/2017                                    AAA          1,900       2,037,750
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser X 6 1/8% 7/1/2021               AAA            500         535,625
                            Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 7.69% 7/1/2023++          AAA          3,000       3,221,250
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs FSA+ 8.59% 7/1/2018++    AAA          1,500       1,693,125
                            Scranton-Lackawanna PA Hlth & Welfare Auth Rev Univ Scranton
                            AMBAC+ 6.80% 11/1/2014                                                AAA            500         528,750
                            Total                                                                                         23,554,294
----------------------------------------------------------------------------------------------------------------------==============
Transportation 9.27%        Delaware River Port Auth PA & NJ Port Dist Proj Ser B
                            FSA+ 5 5/8% 1/1/2026                                                  AAA         1,500        1,453,125
                            Pennsylvania St Tpk Cmnty Tpk Rev Ser N MBIA+ 5 1/2% 12/1/2017        AAA            445         431,650
                            Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser V 6 5/8% 7/1/2012     A          2,615       2,732,675
                            Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y 5 1/2% 7/1/2026     A          1,000         936,250
                            Puerto Rico Port Auth Rev Ser D FGIC+ AMT+++ 7.00% 7/1/2014           AAA          1,000       1,042,500
                            Southeastern PA Transn Auth FGIC+ 4 3/4% 3/1/2029                     AAA          2,075       1,706,688
                            Total                                                                                          8,302,888
----------------------------------------------------------------------------------------------------------------------==============

6


                            Statement of Net Assets (unaudited)
                            PENNSYLVANIA SERIES APRIL 30, 2000


                                                                                             Rating:       Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Water/Sewer 1.18%           Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor Swr Sys
                            AMBAC+ 5 1/2% 6/1/2017                                                Aaa         $  665      $  645,050
                            Warminster Twp PA Auth Swr & Wtr Rev AMBAC+ 4 3/4% 3/1/2023           AAA            500         415,625
                            Total                                                                                          1,060,675
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 98.05% (Cost $89,940,011)                                               87,857,434
----------------------------------------------------------------------------------------------------------------------==============
Cash and Receivables, Net of Liabilities 1.95%                                                                             1,743,522
====================================================================================================================================
Net Assets 100.00%                                                                                                       $89,600,956
====================================================================================================================================

                            Net asset value  ($89,600,956 / 18,697,533 shares outstanding)                                     $4.79

                            Maximum  offering  price (net asset  value  plus  sales  charge of 3.25% of theoffering price)     $4.95

                         +  Insured or guaranteed by the indicated  municipal bond insurance  corporation or federal  agency. See page 10 for Glossary of Terms.

                         ++ The interest rate is subject to change periodically and inversely to the prevailing  market rate. The interest  rate  shown is the rate in effect at April 30,  2000.  See page 2 for  additional important information.

                         +++Income from these investments may be subject to the Alternative Minimum Tax (AMT).

                            See Notes to Financial Statements.

                            Statement of Net Assets (unaudited)
                            MICHIGAN series April 30, 2000


                                                                                              Rating:      Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 11.40%            Eastern MI Univ Rev FGIC+ 5 1/2% 6/1/2027                             AAA         $  500      $  469,375
                            Fenton MI Pub Sch FGIC+ 5.00% 5/1/2024                                AAA          1,000         870,000
                            Grand Valley MI St Univ Rev FGIC+ 5 1/2% 2/1/2018                     AAA          1,150       1,129,875
                            Michigan Higher Ed Student Ln Auth Student Ln Ser XII-Q
                            AMBAC+ AMT+++ 5.20% 9/1/2010                                          AAA            275         264,343
                            Saginaw Valley St Univ MI Rev AMBAC+ 5 1/4% 7/1/2019                  AAA          1,000         925,000
                            Saginaw Valley St Univ MI Rev AMBAC+ 5.30% 7/1/2028                   AAA            250         225,938
                            Saginaw Valley St Univ MI Rev 5 5/8% 7/1/2029                         Aaa            700         667,625
                            Wayne Cnty MI Cmnty College Impt AMBAC+ 5 1/2% 7/1/2019               AAA            565         544,519
                            Total                                                                                          5,096,675
----------------------------------------------------------------------------------------------------------------------==============
General Obligation 37.29%   Anchor Bay MI Sch Dist Sch Bldg & Site Ser I FGIC+ 6.00% 5/1/2023     AAA            600         605,250
                            Belding MI Area Sch AMBAC+ 5.00% 5/1/2026                             AAA            400         346,500
                            Boyne City MI Pub Sch Dist FGIC+ 5 3/4% 5/1/2017                      AAA          1,935       1,939,838
                            Central Montcalm MI Pub Sch MBIA+ 5.90% 5/1/2019                      AAA            750         756,563
                            Genesee MI Sch Dist Bldg & Site FSA+ 6.00% 5/1/2029                   Aaa            700         704,375
                            Greenville MI Pub Sch FSA+ 6.00% 5/1/2025                             AAA          1,000       1,007,500
                            Howell MI Pub Sch MBIA+ 6.00% 5/1/2025                                AAA          1,770       1,781,062
                            Kaleva Norman Etc MI Sch Dist Bldg & Site FGIC+ 6.00% 5/1/2025        Aaa            600         604,500
                            Mattawan MI Cons Sch Dist 5 3/4% 5/1/2025                             AAA          2,230       2,190,975
                            Memphis MI Cmnty Sch FGIC+ 5 1/4% 5/1/2029                            Aaa            150         134,250
                            Potterville MI Pub Sch Bldg & Site FSA+ 6.00% 5/1/2029                AAA          1,000       1,006,250
                            Puerto Rico Comwlth RIBs 7.00% 7/1/2029++                            AAA*            925         946,968
                            Puerto Rico Comwlth Pub Impt MBIA+ 4 3/4% 7/1/2023                    AAA          1,000         848,750
                            Puerto Rico Comwlth Pub Impt MBIA+ 5 3/4% 7/1/2026                    AAA          1,500       1,488,750
                            Saline MI Area Sch FGIC+ 5 1/2% 5/1/2015                              AAA            750         740,625
                            Wayne Cnty MI Bldg Auth Cap Impt Ser A MBIA+ 5 1/4% 6/1/2016          AAA            500         478,125
                            Zeeland MI Pub Sch FGIC+ 5 1/4% 5/1/2022                              AAA          1,200       1,093,500
                            Total                                                                                         16,673,781
----------------------------------------------------------------------------------------------------------------------==============

                                                                                                                                   7


                            Statement of Net Assets (unaudited)
                            MICHIGAN series April 30, 2000


                                                                                              Rating:      Principal
                                                                                              S&P or          Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Healthcare 12.18%           Kalamazoo MI Hosp Fin Auth Fac Rev Fac Rev RIBs
                            FGIC+ 6.02% 6/1/2011++                                                AAA         $4,000     $ 3,930,000
                            Puerto Rico Ind Tourist Ed Ryder Mem Hosp Proj Ser A 6.70% 5/1/2024  BBB-          1,575       1,515,938
                            Total                                                                                          5,445,938
----------------------------------------------------------------------------------------------------------------------==============
Housing 4.03%               Michigan St Hsg Dev Auth Ser B 6.95% 12/1/2020                        AA+            415         426,413
                            Michigan St Hsg Dev Auth Ser D 5.95% 12/1/2016                        AA+            500         503,750
                            Michigan St Hsg Dev Auth Ser E AMT+++ 6.20% 12/1/2027                 AA+            880         873,400
                            Total                                                                                          1,803,563
----------------------------------------------------------------------------------------------------------------------==============
Miscellaneous 4.08%         Michigan Muni Bd Auth Rev St Revolving Fd 5 1/8% 10/1/2020            Aa1            750         685,313
                            Michigan Muni Bd Auth Rev Unrefunded Balance Ser B
                            AMBAC+ 6 3/4% 11/1/2014                                               AAA            295         316,756
                            Michigan St House Representative Ctfs Partn Zero Coupon 8/15/2024     AAA          3,565         824,406
                            Total                                                                                          1,826,475
----------------------------------------------------------------------------------------------------------------------==============
Power 7.00%                 Grand Haven MI Elec Rev 5 1/4% 7/1/2016                               AAA            450         432,562
                            Michigan St Strategic Fd Disp Rev Genesee Pwr Station
                            AMT+++ 7 1/2% 1/1/2021                                                BB*            500         510,625
                            Michigan St Strategic Fd Ltd Oblig Rev Detroit Ed Ser BB
                            MBIA+ 7.00% 7/15/2008                                                 AAA            400         445,500
                            Michigan St Strategic Fd Ltd Oblig Rev Detroit Ed Ser BB
                            AMBAC+ 7.00% 5/1/2021                                                 AAA            500         571,875
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser EE 4 3/4% 7/1/2024             BBB+          1,395       1,168,313
                            Total                                                                                          3,128,875
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 19.11%          Alpena MI Pub Sch MBIA+ 5 5/8% 5/1/2022                               AAA            300         308,625
                            Alpena MI Pub Sch MBIA+ 5 5/8% 5/1/2022                               AAA            200         205,750
                            Hastings MI Sch Dist Prerefunded FGIC+ 5 5/8% 5/1/2018                AAA            490         506,538
                            Hastings MI Sch Dist Prerefunded 1999 FGIC+ 5 5/8% 5/1/2018           AAA            510         527,212
                            Huron Valley MI Sch Dist FGIC+ 5 3/4% 5/1/2022                        AAA            250         259,063
                            Kent Hosp MI Fin Auth Hlth Care Rev Butterworth Hlth Sys Ser A
                            MBIA+ 5 5/8% 1/15/2026                                                AAA            800         831,000
                            Lake Orion MI Cmnty Sch Dist AMBAC+ 7.00% 5/1/2020                    AAA          1,050       1,148,437
                            Lakeview MI Cmnty Sch FGIC+ 5.60% 5/1/2022                            AAA            210         215,775
                            Michigan Muni Bd Auth Rev Prerefunded Ser G AMBAC+ 6 3/4% 11/1/2014   AAA          1,205       1,308,931
                            Michigan St Hosp Fin Auth Rev Sister of Mercy Hlth Corp Ser J
                            7 1/2% 2/15/2018                                                      AAA            650         678,106
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs FSA+ 8.59% 7/1/2018++    AAA            500         564,375
                            Puerto Rico Tel Auth Rev RIBs MBIA+ 6.56% 1/16/2015++                 AAA            900         947,250
                            Romulus MI Cmnty Sch Ser II FGIC+ 6.40% 5/1/2017                      AAA            500         524,375
                            Tri Cnty MI Area Sch Dist MBIA+ 6 7/8% 5/1/2016                       AAA            500         518,845
                            Total                                                                                          8,544,282
----------------------------------------------------------------------------------------------------------------------==============
Transportation 4.13%        Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A 4 3/4% 7/1/2038  A          1,000         808,750
                            Wayne Charter Cnty MI Arpt Rev Detroit Met Arpt Ser B
                            MBIA+ AMT+++ 6 3/4% 12/1/2021                                         AAA          1,000       1,036,250
                            Total                                                                                          1,845,000
----------------------------------------------------------------------------------------------------------------------==============
Water/Sewer 1.71%           Detroit MI Sewer Disp Rev Ser A MBIA+ 5 1/2% 7/1/2020                 AAA            800         764,000
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 100.93% (Cost $44,733,666)                                              45,128,589
----------------------------------------------------------------------------------------------------------------------==============

8


                           Statement of Net Assets (unaudited)
                           MICHIGAN series April 30, 2000


                                                                                             Rating:      Principal
                                                                                             S&P or          Amount
                           Investments                                                       Moody's          (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities (.93%)                                                                          $ (413,769)
----------------------------------------------------------------------------------------------------------------------==============
Net Assets 100.00%                                                                                                       $44,714,820
----------------------------------------------------------------------------------------------------------------------==============

                            Net asset value ($44,714,820 / 9,408,971 shares outstanding)                                    $4.75
                            Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)       $4.91

                         *  This security has not been rated by an independent ratings service, but is, in Lord Abbett's opinion, of comparable quality.

                         +  Insured or guaranteed by the indicated  municipal bond insurance corporation or federal  agency.  See page 10 for Glossary of Terms.

                         ++ The interest rate is subject to change periodically and inversely to the prevailing  market rate. The interest  rate  shown is the rate in effect at April 30,  2000. See page 2 for  additional  important information.

                         +++Income from these investments may be subject to the Alternative Minimum Tax (AMT).

                            See Notes to Financial Statements.


                            Statement of Net Assets (unaudited)
                            GEORGIA SERIES APRIL 30, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 10.97%            Private Colleges & Univ Auth GA Mercer Hsg Corp Proj Ser A
                            ACA+ 5 3/8% 6/1/2031                                                    A         $1,000      $  886,250
                            Private Colleges & Univ Auth GA Mercer Univ Proj Ser A
                            5 1/4% 10/1/2025                                                       A3          1,300       1,134,250
                            Richmond County GA Pub Fac Cnty Bd Ed Proj AMBAC+ 6.00% 11/1/2024     Aaa            500         508,125
                            University VI Ser A ACA+ 6.00% 12/1/2019                                A            500         498,750
                            Total                                                                                          3,027,375
----------------------------------------------------------------------------------------------------------------------==============
General Obligation 8.15%    Atlanta GA 5.60% 12/1/2015                                             AA             95          95,118
                            De Kalb Cnty GA 6.00% 1/1/2020                                        Aa1            250         253,125
                            Puerto Rico Comwlth FSA+ 5 1/2% 7/1/2017                              AAA            500         496,875
                            Puerto Rico Comwlth RIBs 7.00% 7/1/2029++                            AAA*          1,125       1,151,719
                            Puerto Rico Comwlth RIBs FSA+ 8.20% 7/1/2020++                        AAA            250         250,313
                            Total                                                                                          2,247,150
----------------------------------------------------------------------------------------------------------------------==============
Healthcare 11.37%           Cobb Cnty GA Hosp Auth Rev Antic Ctfs Ser A AMBAC+ 4 3/4% 4/1/2026    AAA          2,050       1,681,000
                            Glynn-Brunswick GA Mem Hosp Auth Rev Southeast GA Hlth
                            MBIA+ 6.00% 8/1/2016                                                  AAA            400         408,000
                            Royston GA Hosp Auth Hosp Rev Ty Cobb
                            Hlthcare Sys Inc 6 1/2% 7/1/2027                                     BBB*          1,175       1,048,688
                            Total                                                                                          3,137,688
----------------------------------------------------------------------------------------------------------------------==============
Housing 6.24%               De Kalb Cnty GA Hsg Auth Multi Fam Rev Lakes At Indian Creek
                            FSA+ AMT+++ 7.15% 1/1/2025                                            AAA            500         535,000
                            Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Ser A Sub Ser A-2
                            FHA+ AMT+++ 6.45% 12/1/2027                                           AAA            210         212,362
                            Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2
                            FHA+ AMT+++ 6.40% 12/1/2015                                           AAA            950         972,563
                            Total                                                                                          1,719,925
----------------------------------------------------------------------------------------------------------------------==============
Industrial 4.89%            Albany Dougherty GA Payroll Dev Auth Procter & Gamble
                            AMT+++ 5.20% 5/15/2028                                                Aa2            500         443,750
                            Effingham Cnty GA Dev Auth Fort James Proj AMT+++ 5 5/8% 7/1/2018    Baa2          1,000         905,000
                            Total                                                                                          1,348,750
----------------------------------------------------------------------------------------------------------------------==============

                                                                                                                                   9


                            Statement of Net Assets (unaudited)
                            GEORGIA SERIES APRIL 30, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous 6.34%         Association Cnty GA Leasing Proj Rockdale Cnty GA Pub Purp Proj
                            AMBAC+ 5 5/8% 7/1/2020                                                AAA         $   25       $  24,000
                            Cartersville GA Dev Auth Rev Swr Fac Anheuser-Busch
                            FGIC+ AMT+++ 6 1/8% 5/1/2027                                           A+            250         246,562
                            Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev
                            MBIA+ 5 5/8% 10/1/2026                                                AAA          1,000         977,500
                            George L Smith II GA World Congress Ctr Auth Rev Domed Stadium Proj
                            MBIA+ AMT+++ 5 3/4% 7/1/2015                                          AAA            500         501,875
                            Total                                                                                          1,749,937
----------------------------------------------------------------------------------------------------------------------==============
Pollution 3.32%             Burke Cnty GA Dev Auth Poll GA Pwr Plant 1st Ser MBIA+ 5.40% 5/1/2034 AAA          1,000         916,250
----------------------------------------------------------------------------------------------------------------------==============
Prerefunded 21.35%          Albany GA Sew Sys Rev MBIA+ 6 5/8% 7/1/2017                           AAA            100         105,500
                            Atlanta GA Ser A 6 1/8% 12/1/2023                                     AAA          2,000       2,115,000
                            Chatham Cnty GA Sch Dist MBIA+ 6 3/4% 8/1/2020                        AAA          1,035       1,108,744
                            Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86-A
                            MBIA+ Zero Coupon 8/1/2015                                            AAA            395         152,569
                            Metropolitan Atlanta GA Rapid Transn Auth Sales Tax Rev Ser O
                            6.55% 7/1/2020                                                        AAA          1,000       1,041,250
                            Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs FSA+ 8.59% 7/1/2018++    AAA          1,000       1,128,750
                            Savannah GA Economic Dev Auth Rev Sub Ser C Zero Coupon 12/1/2021     AAA          1,000         237,500
                            Total                                                                                          5,889,313
----------------------------------------------------------------------------------------------------------------------==============
Solid Waste .38%            Cobb Cnty GA Solid Waste Mgmt Auth Rev AMT+++ 6.40% 1/1/2015          AAA            100         105,000
----------------------------------------------------------------------------------------------------------------------==============
Transportation 9.37%        Atlanta GA Arpt Fac Rev MBIA+ AMT+++ Zero Coupon 1/1/2010             AAA          1,500         849,375
                            Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A
                            MBIA+ 4 3/4% 7/1/2038                                                 AAA          2,125       1,734,531
                            Total                                                                                          2,583,906
----------------------------------------------------------------------------------------------------------------------==============
Water/Sewer 6.04%           Carroll Cnty GA Wtr Auth Wtr & Swr Rev AMBAC+ 4 3/4% 7/1/2022         Aaa             40          33,450
                            Columbia Cnty GA Wtr & Swr Rev FGIC+ 5 1/2% 6/1/2025                  AAA          1,380       1,326,525
                            De Kalb Cnty GA Wtr & Swr 5.00% 10/1/2028                             Aa2            355         306,187
                            Total                                                                                          1,666,162
----------------------------------------------------------------------------------------------------------------------==============
                            Total Municipal Bonds 88.42% (Cost $24,859,472)                                               24,391,456
====================================================================================================================================
Other Assets, Less Liabilities 11.58%
====================================================================================================================================
Cash                                                                                                                       1,443,570
====================================================================================================================================
Receivables for:            Securities sold                                                                                1,476,766
                            Interest                                                                                         405,241
                            Capital stock sold                                                                                98,333
                            Total Other Assets                                                                             3,423,910
----------------------------------------------------------------------------------------------------------------------==============
Payables for:               Capital stock reacquired                                                                         112,914
                            Dividends                                                                                        104,079
                            Other                                                                                             12,492
                            Total Liabilities                                                                                229,485
----------------------------------------------------------------------------------------------------------------------==============
                            Total Other Assets, Less Liabilities                                                           3,194,425
----------------------------------------------------------------------------------------------------------------------==============

10


                            Statement of Net Assets (unaudited)
                            GEORGIA SERIES APRIL 30, 2000


                                                                                              Rating:      Principal
                                                                                               S&P or         Amount
                            Investments                                                       Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%                                                                                                       $27,585,881
====================================================================================================================================

                            Net asset value ($27,585,881 / 5,589,659 shares outstanding)                                       $4.94
                            Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)          $5.11

                         *  This security has not been rated by an independent ratings service, but is, in Lord Abbett's opinion, of comparable quality.

                         +  Insured or guaranteed by the indicated  municipal bond insurance corporation or federal  agency.  See
                            Glossary of Terms.

                         ++ The interest rate is subject to change periodically and inversely to the prevailing  market rate. The interest  rate  shown is the rate in effect at April 30,  2000. See page 2 for  additional  important information.

                         +++Income from these investments may be subject to the Alternative Minimum Tax (AMT).

                            See Notes to Financial Statements.

                            GLOSSARY OF TERMS:
                            AMBAC  American Municipal Bond Assurance Corporation
                            ACA    American Capital Assets
                            FGIC   Financial Guaranty Insurance Company
                            FHA    Federal Housing Administration
                            FNMA   Federal National Mortgage Association
                            FSA    Financial Security Assurance, Inc.
                            GNMA   Government National Mortgage Association
                            MBIA   Municipal Bond Investors Assurance


            Statements of Operations (unaudited)

                                                                                                    Six Months Ended April 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Florida  Pennsylvania     Michigan       Georgia
Investment  Income                                                                  Series        Series       Series        Series
-----------------------------------------------------------------------------------------------------------------------------------
Income      Interest                                                           $ 3,597,711   $ 3,504,420   $1,242,778     $ 558,690
            -----------------------------------------------------------------------------------------------------------------------
Expenses    Management fee                                                         253,973       226,665      117,119        67,138
            Management fee waived                                                        -             -            -       (67,138)
            12b-1 distribution plan-Class A                                        167,794       124,234            -             -
            12b-1 distribution plan-Class C                                         26,352             -            -             -
            Shareholder servicing                                                   35,706        35,544       21,335         8,002
            Professional                                                            13,059        17,291       10,387         6,641
            Reports to shareholders                                                  9,479         8,066        4,350         2,083
            Registration                                                             1,496         2,095          748           149
            Trustees' fees                                                           2,244         1,437          824           251
            Organization                                                                 -             -            -           122
            Other                                                                    7,318         8,527        7,031         6,185
            Total expenses                                                         517,421       423,859      161,794        23,433
            -----------------------------------------------------------------------------------------------------------------------
            Net investment income                                                3,080,290     3,080,561    1,080,984       535,257
            -----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
===================================================================================================================================
Net realized loss from investment transactions                                  (1,524,492)   (1,652,906)    (687,086)     (552,565)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                               126,722       681,522      851,971       898,020
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                          (1,397,770)     (971,384)     164,885       345,455
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                           $ 1,682,520   $ 2,109,177   $1,245,869     $ 880,712
===================================================================================================================================


            See Notes to Financial Statements.


                                                                                                                                  11


                  Statements of Changes in Net Assets

                                                                      Six Months Ended April 30, 2000 (unaudited)
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease)                              Florida        Pennsylvania           Michigan           Georgia
     in Net Assets                                Series              Series             Series            Series
-----------------------------------------------------------------------------------------------------------------
     Operations
     Net investment income                   $ 3,080,290         $ 3,080,561        $ 1,080,984        $  535,257
     Net realized loss from
     investment transactions                  (1,524,492)         (1,652,906)          (687,086)         (552,565)
     Net change in unrealized
     appreciation (depreciation)
     of investments                              126,722             681,522            851,971           898,020
     Net increase (decrease) in net
     assets resulting from operations          1,682,520           2,109,177          1,245,869           880,712
-----------------------------------------------------------------------------------------------------------------
     Distributions to
     shareholders from
     Net investment income                    (2,566,132)         (2,392,040)        (1,251,218)         (726,441)
     Net realized gain from
     investment transactions                           -                   -                  -                 -
     Total distributions                      (2,566,132)         (2,392,040)        (1,251,218)         (726,441)
-----------------------------------------------------------------------------------------------------------------
     Capital Share transactions
     Net proceeds from sales of shares         9,637,298           4,146,819            772,861         2,045,398
     Net asset value of shares
     issued in reinvestment of
     dividends and distributions                 847,214           1,086,816            767,273           593,137
     Total                                    10,484,512           5,233,635          1,540,134         2,638,535
-----------------------------------------------------------------------------------------------------------------
     Cost of shares reacquired               (13,792,676)         (9,184,482)        (6,176,030)       (2,638,755)
-----------------------------------------------------------------------------------------------------------------
     Increase (decrease) in
     net assets derived from
     capital share transactions               (3,308,164)         (3,950,847)        (4,635,896)             (220)
-----------------------------------------------------------------------------------------------------------------
     Increase (decrease)
     in net assets                            (4,191,776)         (4,233,710)        (4,641,245)          154,051
-----------------------------------------------------------------------------------------------------------------
     Net Assets
     Beginning of period                     106,969,716          93,834,666         49,356,065        27,431,830
     End of period                          $102,777,940         $89,600,956        $44,714,820       $27,585,881
=================================================================================================================




                                                                                    Year Ended October 31, 1999
----------------------------------------------------------------------------------------------------------------
Increase (Decrease)                              Florida       Pennsylvania          Michigan           Georgia
     in Net Assets                                Series             Series            Series            Series
----------------------------------------------------------------------------------------------------------------
     Operations
     Net investment income                   $ 6,055,123        $ 5,064,698       $ 2,769,291       $ 1,376,920
     Net realized loss from
     investment transactions                  (3,917,644)          (383,441)       (1,385,665)         (363,336)
     Net change in unrealized
     appreciation (depreciation)
     of investments                           (8,183,315)        (8,873,598)       (3,271,625)       (2,283,607)
     Net increase (decrease) in net
     assets resulting from operations         (6,045,836)        (4,192,341)       (1,887,999)       (1,270,023)
----------------------------------------------------------------------------------------------------------------
     Distributions to
     shareholders from
     Net investment income                    (6,143,545)        (5,110,986)       (2,666,930)       (1,303,721)
     Net realized gain from
     investment transactions                           -                  -                 -          (156,238)
     Total distributions                      (6,143,545)        (5,110,986)       (2,666,930)       (1,459,959)
----------------------------------------------------------------------------------------------------------------
     Capital Share transactions
     Net proceeds from sales of shares        11,496,856          9,216,617         6,967,293        14,058,781
     Net asset value of shares
     issued in reinvestment of
     dividends and distributions               2,648,817          2,334,947         1,584,103         1,157,234
     Total                                    14,145,673         11,551,564         8,551,396        15,216,015
---------------------------------------------------------------------------------------------------------------
     Cost of shares reacquired               (29,553,307)       (11,320,135)       (7,778,927)       (4,818,661)
---------------------------------------------------------------------------------------------------------------
     Increase (decrease) in
     net assets derived from
     capital share transactions              (15,407,634)           231,429            772,469        10,397,354
---------------------------------------------------------------------------------------------------------------
     Increase (decrease)
     in net assets                           (27,597,015)        (9,071,898)       (3,782,460)        7,667,372
---------------------------------------------------------------------------------------------------------------
     Net Assets
     Beginning of period                     134,566,731        102,906,564        53,138,525        19,764,458
     End of period                          $106,969,716       $ 93,834,666       $49,356,065       $27,431,830
===============================================================================================================

+     Includes undistributed (overdistributed) net investment income of $(14,887), $512,630, $(72,323) and $(138,675), respectively, as of April 30, 2000 and  $(529,045),$(175,891),  $97,911 and  $52,509,  respectively, as of
      October 31,  1999.
      See Notes to Financial Statements.

      Financial Highlights

      FLORIDA SERIES

                                                                    Class A Shares                                    Class C Shares
------------------------------------------------------------------------------------------------------------------------------------

                             Six Months                                              Six Months
                            Ended 4/30,                                             Ended 4/30,                         7/15/1996(d)
Per Share                          2000                      Year Ended October 31,        2000   Year Ended October 31,         to
Operating Performance:      (unaudited)     1999     1998     1997     1996    1995 (unaudited)   1999    1998     1997  10/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $4.52    $4.98   $4.87    $4.79    $4.85  $4.49     $4.52    $4.98   $4.87    $4.79   $4.70
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations
      Net investment income          .14(b)   .23(b)  .235     .240     .248   .271      .12(b)   .20(b)  .200     .202    .064
      Net realized and unrealized
       gain (loss) on investments   (.07)    (.46)    .113     .092    (.056)  .352     (.05)    (.46)    .112     .093    .093

      Total from investment
      operations                     .07     (.23)    .348     .332     .192   .623      .07     (.26)    .312     .295    .157
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net
      investment income             (.11)    (.23)   (.238)   (.252)   (.252) (.263)    (.10)    (.20)   (.202)   (.215)   (.067)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $4.48    $4.52   $4.98    $4.87    $4.79  $4.85     $4.49    $4.52   $4.98    $4.87     $4.79
------------------------------------------------------------------------------------------------------------------------------------

Total Return(a)                     1.66%(c)(4.74)%  7.30%    7.12%    4.09% 14.22%     1.54%(c)(5.43)%  6.52%    6.33%     3.35%(c)
====================================================================================================================================
      Ratios to Average Net Assets:
      Expenses, including waiver     .49%(c)  .97%    .89%     .86%     .80%   .74%      .79%(c) 1.62%   1.58%    1.57%      .44%(c)
      Expenses, excluding waiver     .49%(c)  .97%    .89%     .86%     .82%   .88%      .79%(c) 1.62%   1.58%    1.57%      .44%(c)
      Net investment income         3.04%(c) 4.73%   4.79%    5.03%    5.19%  5.81%     2.75%(c) 4.07%   4.09%    4.29%     1.37%(c)
====================================================================================================================================

                                                     Six Months
                                                    Ended 4/30,
                                                           2000                                               Year Ended October 31,
Supplemental Data for All Classes:                    (unaudited)          1999         1998         1997          1996         1995
====================================================================================================================================
      Net assets, end of period (000)                  $102,778        $106,970     $134,567     $144,748      $162,070     $173,242

      Portfolio turnover rate                            90.81%         191.12%      140.61%      106.32%       167.95%      142.04%
====================================================================================================================================


      (a)Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.  (b)Calculated using average shares outstanding during the period. (c)Not annualized.  (d)Commencement of offering class shares. See Notes to
      Financial Statements.

      Financial Highlights

      PENNSYLVANIA SERIES

                                                 Six Months
                                                Ended 4/30,
                                                       2000                                                  Year Ended October 31,
Per Share Operating Performance:                (unaudited)           1999           1998        1997           1996          1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $4.81          $5.28         $5.14        $5.01          $5.01         $4.62
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                           .16(b)            .26(b)        .264         .276           .2772         .282
      Net realized and unrealized gain (loss)
      on investments                                 (.05)             (.47)          .144        .131           (.0011)        .395
      Total from investment operations                .11              (.21)          .408         .407           .2761         .677
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income              (.13)          (.26)         (.268)       (.277)         (.2761)      (.287)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $4.79          $4.81         $5.28        $5.14          $5.01         $5.01
------------------------------------------------------------------------------------------------------------------------------------

Total Return(a)                                         2.23%(c)      (4.13)%        8.12%        8.37%          5.68%        15.02%
====================================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of period (000)                $89,601       $93,835       $102,907     $94,237        $92,605       $93,494
====================================================================================================================================

      Ratios to Average Net Assets:
         Expenses, including waiver                   .47%(c)           .96%          .72%         .61%           .62%          .50%
         Expenses, excluding waiver                   .47%(c)           .96%          .72%         .65%           .69%          .65%
         Net investment income                          3.39%(c)       5.02%         5.05%        5.47%          5.55%         5.83%

      Portfolio turnover rate                          20.26%         40.76%        65.20%       70.99%         78.30%       126.11%
====================================================================================================================================

      (a)Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions. (b) Calculated using average shares outstanding during the period. (c)Not annualized. See Notes to Financial Statements.


                                                                                                                                  13

      Financial Highlights

      MICHIGAN SERIES


                                               Six Months
                                              Ended 4/30,
                                                     2000                                                  Year Ended October 31,
Per Share Operating Performance:              (unaudited)         1999           1998           1997          1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $4.75         $5.18         $5.06          $4.93          $4.93          $4.53
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                        .11(b)           .26(b)        .255           .267           .274           .284
      Net realized and unrealized gain (loss)
      on investments                               .02             (.44)          .121           .128          (.010)         .395
      Total from investment operations             .13             (.18)          .376           .395           .264           .679
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income        (.13)            (.25)         (.256)         (.265)         (.264)         (.279)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $4.75           $4.75         $5.18          $5.06          $4.93          $4.93
------------------------------------------------------------------------------------------------------------------------------------

Total Return(a)                                    2.69%(c)       (3.55)%        7.59%          8.24%          5.53%         15.39%
====================================================================================================================================

Ratios/Supplemental Data:
      Net assets, end of period (000)             $44,715      $49,356        $53,139        $52,630       $52,975        $54,186
------------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
         Expenses, including waiver                .34%(c)          .69%          .69%           .60%           .44%           .25%
         Expenses, excluding waiver                .34%(c)          .69%          .69%           .68%           .73%           .75%
         Net investment income                    2.30%(c)         5.21%         4.98%          5.37%          5.59%          5.95%

      Portfolio turnover rate                    57.61%          186.97%        82.33%         68.50%         85.26%         98.89%
====================================================================================================================================

      (a)Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.  (b)Calculated using average shares outstanding during the period. (c)Not annualized. See Notes to Financial Statements.


      Financial Highlights

      GEORGIA SERIES


                                             Six Months
                                            Ended 4/30,
                                                   2000                                 Year Ended October 31,        12/27/1994(d)
Per Share Operating Performance:            (unaudited)         1999         1998           1997          1996        to 10/31/1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $4.91         $5.43       $5.31          $5.14          $5.12            $4.76
-----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                      .10(b)           .28(b)      .276           .275           .290             .245
      Net realized and unrealized gain (loss)
      on investments                             .06             (.50)        .187           .187           .0397            .370
      Total from investment operations           .16             (.22)        .463           .462           .3297            .615
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income      (.13)            (.26)       (.268)         (.282)         (.2872)          (.255)
      Distributions from net realized gain         -             (.04)       (.075)         (.01)          (.0225)            -
      Total distributions                       (.13)            (.30)       (.343)         (.292)         (.3097)          (.255)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $4.94         $4.91       $5.43          $5.31          $5.14            $5.12
-----------------------------------------------------------------------------------------------------------------------------------

Total Return(a)                                    3.56%(c)     (4.36)%      9.00%          9.27%          6.69%           13.15%(c)
===================================================================================================================================

Ratios/Supplemental Data:
      Net assets, end of period (000)           $27,586       $27,432     $19,764        $13,897       $10,688            $5,203
-----------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
         Expenses, including waiver              .09%(c)          .18%        .24%           .38%           .03%             .00%(c)
         Expenses, excluding waiver              .34%(c)          .68%        .74%           .88%           .83%            1.08%(c)
         Net investment income                  1.98%(c)         5.32%       5.07%          5.23%          5.55%            5.44%(c)

      Portfolio turnover rate                  75.68%          115.87%     126.52%         90.40%         72.53%          142.69%
===================================================================================================================================

      (a)Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.  (b)Calculated using average shares outstanding during the period. (c)Not annualized. (d)Commencement of operations.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Lord Abbett Tax-Free Income Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September11, 1991.The Trust consists of four separate portfolios ("Series"). Each Series is non-diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

(a) Security valuation is determined as follows: Portfolio securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Trustees. (b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income taxes. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (d) Organization expenses are amortized evenly over a period of five years.


2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett provides the Trust with invest- ment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Trust's investment portfolios. The management fee is based on average daily net assets for each month at the annual rate of 0.50%. Lord Abbett may waive its management fees and reimburse the Trust for certain of its other expenses. Lord Abbett waived its management fee for the period ended April 30, 2000, for Georgia Series. At April 30, 2000, the management fees payable were $42,852 for the Florida Series, $37,843 for the Pennsylvania Series and $19,779 for the Michigan Series.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor, which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pays Distributor (1) an annual service fee of 0.15% of the average daily net asset value of shares sold prior to the effective date of the Class A Plan and 0.25% of the average daily net asset value of shares sold on or after that date, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) an annual distribution fee of 0.10% of the average daily net assets of Class A shares. The Class A Plan of the Michigan and Georgia Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million. Pursuant to the Class C Plan of the Florida Series, the Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. At April 30, 2000, the 12b-1 fees payable were $76,162 for the Florida Series and $56,595 for the Pennsylvania Series.

Lord Abbett received the following commissions on sales of shares of the Trust after concessions were paid to authorized distributors:


                                  Distributor              Dealers'

Series                            Commissions            Concessions
--------------------------------------------------------------------------------

Florida-Class A                        $3,101            $14,559
--------------------------------------------------------------------------------

Pennsylvania                            6,489            34,699

Michigan                                3,493            16,239

Georgia                                 6,382            34,014
--------------------------------------------------------------------------------

Certain of the Trust's officers and trustees have an interest in Lord Abbett.



3. Distributions

Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from investment transactions, if any, reduced by capital loss carryforwards are distributed annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with gen erally accepted account ing principles.

At April 30, 2000, accumulated net realized loss for financial reporting purposes was as follows:


Florida               $12,773,883         Pennsylvania             $2,491,945
--------------------------------------------------------------------------------

Michigan                3,262,440         Georgia                     915,901
--------------------------------------------------------------------------------


At April 30, 2000, the capital loss carryforwards were as follows:

                                     Expiration Date
--------------------------------------------------------------------------------

                  2002          2003         2004          2007         Total
--------------------------------------------------------------------------------
Florida     $3,194,374    $2,973,819   $1,163,554    $3,917,644   $11,249,391
--------------------------------------------------------------------------------
Pennsylvania         -       455,598            -       383,441       839,039
--------------------------------------------------------------------------------
Michigan       818,540       371,149            -     1,385,665     2,575,354
--------------------------------------------------------------------------------
Georgia              -             -            -       363,336       363,336
--------------------------------------------------------------------------------

Dividends declared by class for the Florida Series were as follows:



                          Six Months Ended 4/30/2000       Year Ended 10/31/1999
--------------------------------------------------------------------------------
Class A                                 $2,443,582                 $5,861,053
--------------------------------------------------------------------------------
Class C                                    122,550                    282,492
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)

4. Capital

Transactions in shares of beneficial interest for the Florida Series (both shares and dollar amount) were as follows:

                  Six Months Ended 4/30/2000            Year Ended 10/31/1999
--------------------------------------------------------------------------------

Class A                Shares         Amount          Shares           Amount
--------------------------------------------------------------------------------

Sales of shares     2,018,431   $  9,174,287       2,140,580     $ 10,489,982

Shares issued to
shareholders in
reinvestment of
dividends             181,758        818,677         521,529        2,536,233

Total               2,200,189      9,992,964       2,662,109       13,026,215
--------------------------------------------------------------------------------

Shares reacquired  (2,747,546)   (12,374,464)     (5,872,974)     (27,847,385)

Decrease             (547,357)  $ (2,381,500)     (3,210,865)    $(14,821,170)
--------------------------------------------------------------------------------



                  Six Months Ended 4/30/2000            Year Ended 10/31/1999
--------------------------------------------------------------------------------

Class C                Shares         Amount          Shares           Amount
--------------------------------------------------------------------------------

Sales of shares       102,717    $   463,011         206,290      $ 1,006,874

Shares issued to
shareholders in
reinvestment of
dividends               6,329         28,537          23,004          112,584

Total                 109,046        491,548         229,294        1,119,458
--------------------------------------------------------------------------------

Shares reacquired    (313,503)    (1,418,212)       (351,921)      (1,705,922)

Decrease             (204,457)   $  (926,664)       (122,627)     $  (586,464)
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the single class Series were as follows:

                                                         Six Months Ended 4/30/2000                          Year Ended 10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
                                       Pennsylvania         Michigan       Georgia     Pennsylvania        Michigan        Georgia
                                             Series           Series         Series          Series          Series         Series
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares                             866,507          163,088        416,101       1,782,011       1,369,248      2,650,359
Shares issued to shareholders
in reinvestment of dividends
and distributions                           227,084          161,947        120,986         453,990         313,540        219,532
Total                                     1,093,591          325,035        537,087       2,236,001       1,682,788      2,869,891
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,914,338)      (1,301,934)      (537,158)     (2,210,655)     (1,554,501)      (918,111)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares              (820,747)        (976,899)           (71)         25,346         128,287      1,951,780
------------------------------------------------------------------------------------------------------------------------------------

As of  April  30,  2000,  paid  in  capital  for  each  Series  was as  follows:
$115,923,011 for the Florida Series, $93,662,848 for the Pennsylvania Series, $47,654,660 for the Michigan Series and $29,108,473 for the Georgia Series.



5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:


Series                                   Purchases                     Sales
--------------------------------------------------------------------------------

Florida                                $92,490,502               $97,010,241
--------------------------------------------------------------------------------

Pennsylvania                            18,164,783                21,920,346

Michigan                                27,049,274                33,440,900

Georgia                                 19,945,757                21,407,887

As of April 30, 2000, net unrealized appreciation (depreciation), gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:


                             Net Unrealized
                               Appreciation      Unrealized        Unrealized

Series                       (Depreciation)     Appreciation   (Depreciation)
--------------------------------------------------------------------------------

Florida                         $  (356,301)      $1,565,787      $(1,922,088)
--------------------------------------------------------------------------------

Pennsylvania                     (2,082,577)       1,747,967       (3,830,544)

Michigan                            394,923          783,770         (388,847)
--------------------------------------------------------------------------------

Georgia                            (468,016)         214,790         (682,806)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.


6. Trustees' Remuneration

The Trustees of the Trust associated withLord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustee fees payable at April 30, 2000, were $39,238.

Copyright(C)2000 by Lord Abbett Tax-Free Income Trust, 90 Hudson Street, Jersey City, NJ 07302-3973

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Fund's investment objective and policies, sales charges and other matters. Please read the prospectus carefully before you invest. The views of the Funds' management are as of the date of this publication and may have changed subsequent to this date. Nothing in this document is a recommendation to purchase or sell securities.

All rights reserved. Printed in the U.S.A.

Lorsd, Abbett & Co.

Investment
Team Leader
Profile


[PHOTO OMITTED]

Zane E. Brown
Partner and Investment Team Leader
in Charge of Fixed Income Management

Zane E. Brown, Partner and Director of Fixed Income Management at Lord, Abbett & Co., has over 20 years experience in the financial services industry. He joined Lord Abbett in 1992 as Portfolio Manager of Global Fund - Income Series. Zane holds a BA in Management and Marketing from Clarion University and an MBA in Investment Management from Colorado State University.


About Your Trust's
Board of
Trustees


The Securities and Exchange Commission (SEC) views the role of the independent Board of Trustees as one of the most important com po nents in overseeing a mutual fund. The Board of Trustees watches over your Trust's general oper ations and represents your interests. Trustees review and approve every contract between your Trust and Lord, Abbett & Co. (the Trust's investment manager) and Lord Abbett Distributor LLC (the Trust's underwriter). They meet regularly to review a wide variety of information and issues regard ing your Trust. Every Trustee possesses extensive business experience. Lord Abbett Tax-Free Income Trust shareholders are indeed fortunate to have a group of independent Trustees with diverse backgrounds to provide a variety of viewpoints in the oversight of their Trust. Below, we feature one of our Trustees, E. Thayer Bigelow, Jr.


E. Thayer Bigelow, Jr.
Director Lord Abbett
Tax-Free Income Fund

[PHOTO]



Mr. Bigelow is a graduate of Trinity College and earned his MBA at the University of Virginia's Darden Business School. He is currently Senior Advisor at Time Warner Inc. Prior to that, he was acting CEO of Courtroom Television Network, and previously served for five years as President and CEO of Time Warner Cable Programming, Inc.

Mr. Bigelow serves as a member of the Board of Trustees for the Cate School. He is also a member of the Board of Directors of Crane Co. He has been an independent director for all of Lord Abbett's Family of Funds since 1994.

                           Investing in the
         Lord Abbett
                       Family of Funds


 GROWTH
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    INCOME
---------------------------------------------------------------------------------------------------------------------------
 Aggressive       Growth Funds      Growth &         Balanced Fund  Income Funds         Tax-Free        Money
 Growth Fund                        Income Funds                                         Income Funds    Market Fund

 Growth           Large-Cap         Research Fund -  Balanced       World Bond-           National       U. S. Government
 Opportunities    Growth Fund       Large-Cap        Series**       Debenture Series      California     Securities Money
 Fund             Research Fund-    Series                          Global Fund -         Connecticut    Market Fund +++
                  Small-Cap Value   Growth &                        Income Series         Florida
                  Series            Income Series                   High Yield Fund       Georgia
                  Alpha Series*     Affiliated Fund                 Bond-Debenture        Hawaii
 Developing       International                                     Fund                  Michigan
 Growth Fund      Series                                            Limited Duration      Minnesota
 Lord Abbett      Mid-Cap                                           U. S. Government      Missouri
 Developing       Value Fund                                        Securities Series+    New Jersey
 Growth Fund      Global Fund-                                      U. S. Government)     New York
 is closed to     Equity Series                                     Securities Series+    Pennsylvania
 new investors                                                                            Texas
                                                                                          Washington



Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and under stand your investment objectives and, ultimately, offering fund recom mendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for the fund(s) covered by this report.

For more complete information about any Lord Abbett fund, in cluding risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

The Lord Abbett Family of Funds lets you access more than 30 portfolios designed to meet a variety of investment needs.

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.


You may reallocate assets among our funds at any time. Speak with your investment professional to help you customize your investment plan.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder
Service Line: 800-865-7582
Visit Our Web Site:
www.lordabbett.com

** Lord Abbett Securities Trust - Alpha Series is a fund of funds investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund - Small-Cap Value Series and Lord Abbett Securities Trust - International Series.

** Lord Abbett Balanced Series is a fund of funds investing in shares of certain other Lord Abbett funds.

+ An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

++ An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain and has maintained its stable $1.00 price per share.


[LOGO]

Lord Abbett mutual fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street o Jersey City, New Jersey 07302-3973

LATFIT-3-400
(6/00)